Significant accounting policies (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Significant accounting policies
Cash and cash equivalents	€ 89,877	€ 135,509	€ 140,914	€ 92,300